Plan Termination	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Description of Plan [Line Items]
Plan Termination	PLAN TERMINATION
Although it has not expressed any intention to do so, the Company has the right to discontinue contributions or to amend or terminate the Plan at any time. In the event of the Plan’s termination, participants’ accounts would become 100% vested and the Company could direct either the current distribution of the assets or the continuation of the trust, in which case distribution of the benefits would occur in accordance with the terms of the Plan.